DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Project revenues, net	$ 15,685,000	$ 3,854,000	$ 31,028,000	$ 12,437,000	$ 16,192,000	$ 24,613,000
All Country [Member]
Project revenues, net	15,685,000	3,854,000	31,028,000	12,437,000
United Kingdom [Member]
Project revenues, net	1,722,000	1,545,000	6,547,000	4,497,000	5,922,000	8,659,000
United States [Member]
Project revenues, net	$ 13,963,000	$ 2,309,000	$ 24,481,000	$ 7,940,000	$ 10,270,000	$ 15,954,000